Investment Properties - Narratives (Details) - MXN ($) $ in Thousands		12 Months Ended
	Dec. 11, 2025	Dec. 31, 2025
Investment Properties
Percentage of reasonably possible increase in the discount rate		1.00%
Percentage of reasonably possible decrease in the discount rate		1.00%
Increase (decrease) in fair value of investment property due to possible increase in discount rate		$ 781,638
Increase (decrease) in fair value of investment property due to possible decrease in discount rate		$ 646,182
Minimum
Investment Properties
Lease agreement term	13 years
Lease agreement extension term	5 years
Maximum
Investment Properties
Lease agreement term	23 years
Lease agreement extension term	7 years